Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	SFAI MALAYSIA PLT
Auditor Firm ID	7167
Auditor Location	Malaysia
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheet of Megan Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025, and the related consolidated statements of comprehensive income, shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.